Employee Benefit Plan (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Contributions for employee benefits	¥ 168.5	¥ 181.7	¥ 146.1